INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2013
INVENTORIES
Components of inventory

Inventories consisted of the following (dollars in millions):

	December 31,
	2013	2012
Raw materials and supplies	$433	$484
Work in progress	92	98
Finished goods	1,290	1,311

Total	1,815	1,893
LIFO reserves	(74)	(74)

Net	$1,741	$1,819